UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		February 1, 2013
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	$456,438 (thousands)


List of Other Included Managers:

NONE






Voting


 Market Value

Investment
Other
Authority
Security
Cusip
 (x1000)
Quantity
Discretion
Managers
Share
aapl
037833100
 $
643.93
1210
Sole
None
1210
acc
024835100
 $
7,982.15
173036
Sole
None
173036
axp
025816109
 $
9,269.97
161273
Sole
None
161273
ben
354613101
 $
8,125.12
64639
Sole
None
64639
bhi
057224107
 $
314.53
7700
Sole
None
7700
big
089302103
 $
5,460.79
191876
Sole
None
191876
bmy
110122108
 $
241.36
7406
Sole
None
7406
bp
055622104
 $
449.59
10797
Sole
None
10797
cat
149123101
 $
327.07
3650
Sole
None
3650
cl
194162103
 $
250.90
2400
Sole
None
2400
cmcsa
20030N101
 $
13,767.98
368522
Sole
None
368522
cns
19247A100
 $
12,565.16
412378
Sole
None
412378
csco
17275R102
 $
6,206.09
315841
Sole
None
315841
cvm
150837409
 $
2.70
10000
Sole
None
10000
cvx
166764100
 $
2,826.24
26135
Sole
None
26135
data
238134100
 $
3.80
10000
Sole
None
10000
dgit
25400b108
 $
5,040.40
461998
Sole
None
461998
dis
254687106
 $
9,903.66
198909
Sole
None
198909
el
518439104
 $
8,775.72
146604
Sole
None
146604
embox
52106N418
 $
212.46
18571.98
Sole
None
18571.98
eog
26875P101
 $
8,495.76
70335
Sole
None
70335
fcea
345550107
 $
12,518.27
775125
Sole
None
775125
fmer
337915102
 $
1,453.47
102429
Sole
None
102429
ge
369604103
 $
9,085.25
432837
Sole
None
432837
gmt
361448103
 $
9,200.04
212472
Sole
None
212472
gy
368682100
 $
11,882.44
1298627
Sole
None
1298627
hpq
428236103
 $
7,598.51
533229
Sole
None
533229
ibm
459200101
 $
657.97
3435
Sole
None
3435
intc
458140100
 $
7,065.38
342647
Sole
None
342647
jnj
478160104
 $
7,724.20
110188
Sole
None
110188
jpm
46625H100
 $
7,998.16
181904
Sole
None
181904
jwn
655664100
 $
8,362.05
156300
Sole
None
156300
kalu
483007704
 $
9,945.85
161223
Sole
None
161223
kmb
494368103
 $
300.23
3556
Sole
None
3556
kmt
489170100
 $
7,526.60
188165
Sole
None
188165
l
540424108
 $
2,658.20
65232
Sole
None
65232
lkq
501889208
 $
10,849.98
514217
Sole
None
514217
lqdt
53635B107
 $
5,905.17
144522
Sole
None
144522
ltm
53217R207
 $
8,585.77
174472
Sole
None
174472
lzoex
52106n764
 $
3,697.14
184580.3
Sole
None
184580.3
mchx
56624r108
 $
4,735.71
1152241
Sole
None
1152241
mmp
559080106
 $
423.26
9800
Sole
None
9800
mo
02209s103
 $
247.34
7867
Sole
None
7867
mod
607828100
 $
5,419.38
666591
Sole
None
666591
mrk
58933Y105
 $
8,084.09
197462
Sole
None
197462
ndsn
655663102
 $
14,740.98
233539
Sole
None
233539
nfx
651290108
 $
4,573.65
170786
Sole
None
170786
noc
666807102
 $
6,884.51
101872
Sole
None
101872
nsp
45778Q107
 $
9,109.93
279789
Sole
None
279789
nvpt
669875106
 $
-
12000
Sole
None
12000
omn
682129101
 $
9,059.04
1292302
Sole
None
1292302
orcl
68389X105
 $
10,721.34
321769
Sole
None
321769
pfe
717081103
 $
688.25
27443
Sole
None
27443
pg
742718109
 $
345.97
5096
Sole
None
5096
pgr
743315103
 $
2,730.55
129410
Sole
None
129410
phm
745867101
 $
16,987.10
935413
Sole
None
935413
pm
718172109
 $
1,052.78
12587
Sole
None
12587
rig
H8817H100
 $
5,350.89
119814
Sole
None
119814
rnp
19247x100
 $
209.62
12338
Sole
None
12338
sbux
855244109
 $
1,162.97
21685
Sole
None
21685
schw
808513105
 $
9,677.09
673892
Sole
None
673892
sivb
78486q101
 $
354.29
6330
Sole
None
6330
skul
83083j104
 $
4,233.44
543445
Sole
None
543445
slb
806857108
 $
10,075.67
145395
Sole
None
145395
spg
828806109
 $
12,026.38
76073
Sole
None
76073
swks
83088m102
 $
7,073.96
348471
Sole
None
348471
ter
880770102
 $
11,922.65
705900
Sole
None
705900
thc
88033g407
 $
11,432.43
352092
Sole
None
352092
ttek
88162G103
 $
11,000.40
415580
Sole
None
415580
twx
887317303
 $
7,787.97
162826
Sole
None
162826
vgtl
925543100
 $
5.80
10000
Sole
None
10000
wfc
949746101
 $
7,756.23
226923
Sole
None
226923
wy
962166104
 $
11,701.21
420604
Sole
None
420604
wyn
98310W108
 $
14,108.26
265143
Sole
None
265143
xom
30231G102
 $
875.28
10113
Sole
None
10113